Fair Value Measurements - Nonrecurring (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Fair Value
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Investments in real estate, fair value disclosure	$ 1,399	$ 65,984	$ 810,246
Assets Held-for-sale, Long Lived, Fair Value Disclosure		14,000
Quoted Prices in Active Markets for Identical Liabilities (Level 1)
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Investments in real estate, fair value disclosure	0	0	0
Assets Held-for-sale, Long Lived, Fair Value Disclosure		0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Investments in real estate, fair value disclosure	1,399	65,984	242,372
Assets Held-for-sale, Long Lived, Fair Value Disclosure		14,000
Significant Unobservable Inputs (Level 3)
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Investments in real estate, fair value disclosure	0	0	567,874
Assets Held-for-sale, Long Lived, Fair Value Disclosure		0
Total Losses
Fair Value, Assets Measured on NonRecurring Basis [Line Items]
Investments in real estate, total losses	2,121	13,888	233,399
Assets associted with real estate held for sale, total losses		$ 9,330